Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Schedule of property and equipment

	March 31,	December 31,
	2021	2020
Capital lease asset building	$1,305	$1,305
Leasehold improvements	887	702
Furniture, fixtures and equipment	1,161	760
Corporate vehicles	143	143
Total property and equipment	3,496	2,910
Less: accumulated depreciation	(1,147)	(1,042)
Property and Equipment, net	$2,349	$1,868

	2020	2019
Capital lease asset building	$1,305	$—
Leasehold improvements	702	688
Furniture, fixtures, and equipment	760	715
Corporate vehicles	143	104
Total property and equipment	2,910	1,507
Less: accumulated depreciation	(1,042)	(876)
Property and Equipment, net	$1,868	$631